Variable Interest Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents		$ 1,239	[1]	$ 2,743	[1]	$ 4,166	$ 6,132
Accounts and notes receivable, net of allowance	[1]	4,243		4,428
Unbilled revenue		385
Amounts due from related companies	[1]	6,152
Inventories	[1]	90		166
Other receivables and prepayments	[1]	225		152
Total Current Assets		12,334		7,489
Non-current assets
Property and equipment, net	[1]	10,863		11,895
Intangible assets		571
Total Assets		23,724		25,694
Current liabilities
Accounts payable	[1]	1,277		2,067
Advances from customers	[1]	381		392
Other payables and accruals	[1]	195		155
Taxes payable	[1]	1,406		1,551
Amounts due to related party
Dividend payable	[1]	775		812
Total Current Liabilities		4,034		4,977
Total Liabilities		3,935		4,877
Revenue		1,192		8,819		6,186
Net Income		(160)		1,027		(1)
VIE [Member]
Current assets
Cash and cash equivalents		491		1,653
Accounts and notes receivable, net of allowance		4,244		4,426
Unbilled revenue		385
Inventories		90		166
Other receivables and prepayments		95		152
Total Current Assets		11,457		12,136
Non-current assets
Property and equipment, net		10,863		11,895
Intangible assets		527		571
Total Assets		22,846		24,602
Current liabilities
Accounts payable		1,277		2,067
Advances from customers		381		392
Other payables and accruals		96		56
Taxes payable		1,406		1,551
Amounts due to related party
Dividend payable		775		812
Total Current Liabilities		3,935		4,877
Total Liabilities		3,935		4,877
Revenue		1,192		8,819		6,186
Net Income		$ 299		$ 1,527		$ 505

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).